Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Income Statements
Sales of products	$ 35,282	$ 32,979	$ 31,875
Sales of services	6,566	6,357	6,115
Total revenues	41,848	39,336	37,990
Cost of products	(25,728)	(23,838)	(22,649)
Cost of services	(4,128)	(4,120)	(3,907)
Total cost of sales	(29,856)	(27,958)	(26,556)
Gross profit	11,992	11,378	11,434
Selling, general and administrative expenses	(6,094)	(5,756)	(5,373)
Non-order related research and development expenses	(1,470)	(1,464)	(1,371)
Other income (expense), net	(41)	(100)	(23)
Income from operations	4,387	4,058	4,667
Interest and dividend income	69	73	90
Interest and other finance expense	(390)	(293)	(207)
Income from continuing operations before taxes	4,066	3,838	4,550
Provision for taxes	(1,122)	(1,030)	(1,244)
Income from continuing operations, net of tax	2,944	2,808	3,306
Income (loss) from discontinued operations, net of tax	(37)	4	9
Net income	2,907	2,812	3,315
Net income attributable to noncontrolling interests	(120)	(108)	(147)
Net income attributable to ABB	2,787	2,704	3,168
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,824	2,700	3,159
Net income	$ 2,787	$ 2,704	$ 3,168
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.23	$ 1.18	$ 1.38
Net income (in dollars per share)	$ 1.21	$ 1.18	$ 1.38
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.23	$ 1.18	$ 1.38
Net income (in dollars per share)	$ 1.21	$ 1.18	$ 1.38
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,297	2,293	2,288
Diluted earnings per share attributable to ABB shareholders (in shares)	2,305	2,295	2,291